Stockholders' Equity (Tables)	9 Months Ended
Dec. 31, 2015
Equity [Abstract]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
Volatility	135 – 112%
Expected Option/Warrant Term	3 years
Risk-free interest rate	.25%
Expected dividend yield	0.00%